Debt - Schedule of Debt Outstanding (Parenthetical) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Aug. 31, 2021	Dec. 31, 2020	Aug. 31, 2020
Term Loan, Third Incremental
Debt Instrument [Line Items]
Unamortized debt issuance costs	$ 6
$24m Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity			$ 24
$226m Revolving Credit Facility, Amended
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity			$ 226
$294m Revolving Credit Facility, Amended
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity	$ 294	$ 294		$ 226